Debt - Schedule of Outstanding Debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NZD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NZD ($)
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				$ 1,800,000
Principal Amount Outstanding	$ 4,602,317			710,349
Carrying Value	4,527,184			710,325
Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	7,811,000
Line of Credit
Line of Credit Facility [Line Items]
Carrying Value		$ 4,527,184			$ 710,325
Revolving Credit Facility
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				800,000
Principal Amount Outstanding				460,349
Carrying Value	489,453			460,325
Revolving Credit Facility | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,810,000
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Principal Amount Outstanding				460,349
Carrying Value	489,453			460,325
Borrowing capacity increase	2,625,000			1,050,000
SG Funding Facility
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				1,000,000
Principal Amount Outstanding				250,000
Carrying Value	861,811			250,000
SG Funding Facility | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,825,000
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,825,000
Principal Amount Outstanding				250,000
Borrowing capacity increase	2,000,000
SB Funding Facility
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				0
Principal Amount Outstanding				0
Carrying Value	75,000			0
SB Funding Facility | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	750,000
SB Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	$ 75,000
Interest Rate	2.10%
BNP Funding Facility
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				0
Principal Amount Outstanding				0
Carrying Value	$ 250,000			0
BNP Funding Facility | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	500,000
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	$ 250,000
Interest Rate	1.40%
January 2037 CLO Notes
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding				0
Principal Amount Outstanding	$ 694,100			0
Carrying Value	473,120			0
January 2037 CLO Notes | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	476,000
January 2037 CLO Notes | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	473,120
January 2037 CLO Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 476,000			0
January 2037 CLO Notes | Secured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding			$ 694,100
March 2028 Notes | Interest rate swaps
Line of Credit Facility [Line Items]
Fund Receives	5.70%	5.70%
March 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 1,000,000
Fund Receives	5.70%	5.70%
Fund Pays	1.649%	1.649%
March 2028 Notes | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	$ 984,492
March 2028 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	1,000,000			0
Principal Amount Outstanding	1,000,000			0
Carrying Value	$ 984,492			0
Effective Stated Interest Rate	6.046%	6.046%
March 2028 Notes | Unsecured Debt | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 1,000,000
Fund Receives	5.70%	5.70%
August 2029 Notes | Interest rate swaps
Line of Credit Facility [Line Items]
Fund Receives	6.35%	6.35%
August 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 700,000
Fund Receives	6.35%	6.35%
Fund Pays	2.208%	2.208%
August 2029 Notes | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	$ 687,445
August 2029 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	700,000			0
Principal Amount Outstanding	700,000			0
Carrying Value	$ 687,445			0
Effective Stated Interest Rate	6.605%	6.605%
August 2029 Notes | Unsecured Debt | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 700,000
Fund Receives	6.35%	6.35%
February 2030 Notes | Interest rate swaps
Line of Credit Facility [Line Items]
Fund Receives	5.60%	5.60%
February 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 750,000
Fund Receives	5.60%	5.60%
Fund Pays	2.302%	2.302%
February 2030 Notes | Line of Credit
Line of Credit Facility [Line Items]
Carrying Value	$ 705,863
February 2030 Notes | Unsecured Debt
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	750,000			0
Principal Amount Outstanding	750,000			0
Carrying Value	$ 705,863			$ 0
Effective Stated Interest Rate	6.057%	6.057%
February 2030 Notes | Unsecured Debt | Interest rate swaps
Line of Credit Facility [Line Items]
Total Aggregate Principal Amount Committed/ Outstanding	$ 750,000
Fund Receives	5.60%	5.60%
January 2037 Class A-1 CLO Notes
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 399,000
Interest Rate	1.58%
January 2037 Class A-1 CLO Notes | Secured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding			399,000
January 2037 Class A-2 CLO Notes
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 35,000
Interest Rate	1.75%
January 2037 Class A-2 CLO Notes | Secured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding			35,000
January 2037 Class B CLO Notes
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 42,000
Interest Rate	1.85%
January 2037 Class B CLO Notes | Secured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding			$ 42,000
Total January 2037 CLO Secured Notes | Secured Debt
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 476,000
January 2037 CLO Subordinated Notes
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 218,100